Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Entity, Registrant Name	COMSTOCK INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-35200
Entity, Tax Identification Number	65-0955118
Entity, Address, Address Line One	500 Damonte Ranch Pkwy, Ste 980
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89521
City Area Code	775
Local Phone Number	847-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LODE
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001120970